Supplementary Information on Oil and Gas Exploration and Production (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities
The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2021
Unproved oil and gas properties	37,333	57,766	2,668
Proved oil and gas properties	1,521,179	—	—
Support equipment	6,657

Gross Capitalized costs	1,565,170	57,766	2,668
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,456,963)	(57,766)	(2,673)

Net Capitalized costs	108,207	—	(5)

March 31, 2020
Unproved oil and gas properties	33,033	58,959	2,728
Proved oil and gas properties	1,542,710	—	—
Support equipment	6,553	—	—

Gross Capitalized costs	1,582,296	58,959	2,728
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,465,495)	(58,959)	(2,728)

Net Capitalized costs	116,801	—	—

March 31, 2019
Unproved oil and gas properties	26,311	54,514	2,522
Proved oil and gas properties	1,386,994	—	—
Support equipment	5,231	—	—

Gross Capitalized costs	1,418,536	54,514	2,522
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,183,462)	(54,514)	(2,522)

Net Capitalized costs	235,073	—	—

Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities
Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2021
Acquisition of properties
Proved
Unproved
Exploration costs	6,168	1	—
Development costs	8,640	—	—

Total	14,808	1	—

March 31, 2020
Acquisition of properties
Proved
Unproved
Exploration costs	3,061	4	1
Development costs	41,677	—	—

Total	44,738	4	1

March 31, 2019
Acquisition of properties
Proved
Unproved
Exploration costs	(37,060)	5	9
Development costs	75,158	—	—

Total	38,099	5	9

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

Summary of Results of Operations for Oil and Gas Producing Activities
Exploration expenses include the costs of geological and geophysical activities and non-productive
exploratory wells. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Till March 31, 2016, the Company had an effective tax rate lower than the statutory rate, benefiting from tax holiday in RJ Block under section
80-IB
(9) of the Income Tax Act, 1961. Interest income and expense are excluded from the results reported in this table.

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2021
Revenues
Sales	75,308	—	—
Transfers	—	—	—
Operating Income	342	—	—

Total	75,650	—	—

Production costs	(39,582)	—	—
Exploration (expenses)/ reversal	(69)	(1)	—
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	(21,235)	—	—

Results before income tax expenses	14764	(1)	—
Income tax expenses	3,031	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,734	(1)	—

March 31, 2020
Revenues
Sales	126,608	—	—
Transfers	—	—	—
Operating Income	188	—	—

Total	126,975	—	—

Production costs	(50,251)	—	—
Exploration expenses	(22)	(4)	(1)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(175,086)	—	—

Results before income tax expenses	(98,564)	(4)	(1)
Income tax expenses	33,868	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	(64,695)	(4)	(1)

	India	Sri Lanka	South Africa
	( ₹ in millions)	( ₹ in millions)	( ₹ in millions)
March 31, 2019
Revenues
Sales	132,228	—	—
Transfers	—	—	—
Operating Income	283	—	—

Total	132,511	—	—

Production costs	(53,991)	—	—
Exploration expenses	(483)	(5)	(9)
Depreciation, depletion and amortization and valuation provisions(including impairment loss)	(39,942)	—	—

Results before income tax expenses	38,095	(5)	(9)
Income tax expenses	(13,787)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	24,307	(5)	(9)

Summary of Reserve Quantities Information
A summary of the annual changes in the proved reserves of
oil
is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2018	47.36	—	—	47.36

Revisions of previous estimates	99.82	—	—	99.82
Extensions and discoveries	2.31	—	—	2.31
Improved Recovery	4.87	—	—	4.87
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(27.53)	—	—	(27.53)

Reserves at March 31, 2019	126.83	—	—	126.83

Revisions of previous estimates	5.40	—	—	5.40
Extensions and discoveries	0.04	—	—	0.04
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.23)	—	—	(28.23)

Reserves at March 31, 2020	104.04	—	—	104.04

Revisions of previous estimates	21.47	—	—	21.47

Extensions and discoveries	0.67	—	—	0.67

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(21.88)	—	—	(21.88)

Reserves at March 31, 2021	104.30	—	—	104.30

A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2018	11.16	—	—	11.16

Revisions of previous estimates	89.22	—	—	89.22
Extensions and discoveries	2.75	—	—	2.75
Improved Recovery	0.05	—	—	0.05
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(7.81)	—	—	(7.81)

Reserves at March 31, 2019	95.37	—	—	95.37

Revisions of previous estimates	42.37	—	—	42.37
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(18.71)	—	—	(18.71)

Reserves at March 31, 2020	119.02	—	—	119.02

Revisions of previous estimates	9.21	—	—	9.21

Extensions and discoveries	—	—	—	—

Improved Recovery	—	—	—	—

Sales of reserves	—	—	—	—

Purchases of reserves	—	—	—	—

Production for the year	(18.46)	—	—	(18.46)

Reserves at March 31, 2021	109.77	—	—	109.77

	2021		2020		2019
	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas
	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)
Net proved developed reserves:
India	98.96	98.75	91.49	100.45	101.40	56.45
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	98.96	98.75	91.49	100.45	101.40	56.45

Net proved undeveloped reserves:

India	5.34	11.02	12.55	18.57	25.43	38.92
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	5.34	11.02	12.55	18.57	25.43	38.92

Summary of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Quantities and Changes
The table below shows the standardized measure of future net cash flows relating to proved reserves.

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
At March 31 2021
Future cash inflows	3,33,722	—	—	3,33,722
Future production costs	2,32,675	—	—	2,32,675
Future development costs	31,722	—	—	31,722
Future income tax expenses	10,603	—	—	10,603

Undiscounted future net cash flows	58,722	—	—	58,722
10 percent midyear annual discount for timing of estimated cash flows	(19,577)	—	—	(19,577)

Standardized measure of discounted future net cash flows	39,145	—	—	39,145

At March 31 2020
Future cash inflows	493,984	—	—	493,984
Future production costs	(301,972)	—	—	(301,972)
Future development costs	(28,465)	—	—	(28,465)
Future income tax expenses	(43,544)	—	—	(43,544)

Undiscounted future net cash flows	120,003	—	—	120,003
10 percent midyear annual discount for timing of estimated cash flows	(33,298)	—	—	(33,298)

Standardized measure of discounted future net cash flows	86,705	—	—	86,705

At March 31 2019
Future cash inflows	629,770	—	—	629,770
Future production costs	(349,686)	—	—	(349,686)
Future development costs	(55,167)	—	—	(55,167)
Future income tax expenses	(67,890)	—	—	(67,890)

Undiscounted future net cash flows	157,025	—	—	157,025
10 percent midyear annual discount for timing of estimated cash flows	(42,981)	—	—	(42,981)

Standardized measure of discounted future net cash flows	114,044	—	—	114,044

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)
Balance at April 1, 2020	86,705	—	—	86,705

Sales and transfers of oil and gas, net of production cost	(35,349)	—	—	(35,349)
Development cost incurred	8,720	—	—	8,720
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	354	—	—	354
Net change due to revisions in quantity estimates	12,944	—	—	12,944
Net change in prices, transfer prices and in production cost	(58,612)	—	—	(58,612)
Changes in estimated future development costs	(13,021)	—	—	(13,021)
Accretion of discount	13,026	—	—	13,026
Net change in income taxes	24,378	—	—	24,378
Timing	—	—	—	—

Balance at March 31, 2021	39,145	—	—	39,145

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)

Balance at April 1, 2019	114,044	—	—	114,044

Sales and transfers of oil and gas, net of production cost	(80,409)	—	—	(80,409)
Development cost incurred	39,114	—	—	39,114
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	43	—	—	43
Net change due to revisions in quantity estimates	13,595	—	—	13,595
Net change in prices, transfer prices and in production cost	(35,288)	—	—	(35,288)
Changes in estimated future development costs	(436)	—	—	(436)
Accretion of discount	18,193	—	—	18,193
Net change in income taxes	17,849	—	—	17,849
Timing	—	—	—	—

Balance at March 31, 2020	86,705	—	—	86,705

	India ( ₹ in millions)	Sri Lanka ( ₹ in millions)	South Africa ( ₹ in millions)	Total ( ₹ in millions)

Balance at April 1, 2018	46,315	—	—	46,315

Sales and transfers of oil and gas, net of production cost	(77,131)	—	—	(77,131)
Development cost incurred	58,242	—	—	58,242
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	12,071	—	—	12,071
Net change due to revisions in quantity estimates	158,825	—	—	158,825
Net change in prices, transfer prices and in production cost	42,652	—	—	42,652
Changes in estimated future development costs	(85,499)	—	—	(85,499)
Accretion of discount	4,985	—	—	4,985
Net change in income taxes	(46,416)	—	—	(46,416)
Timing	—	—	—	—

Balance at March 31, 2019	114,044	—	—	114,044